Long-term Debt - Schedule of Gold Notes (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) debt_instrument	Dec. 31, 2023 USD ($) debt_instrument	Dec. 31, 2022 USD ($) debt_instrument
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance		$ 378,434,000
Repayments		7,388,000	$ 1,847,000
Change in fair value through profit and loss (Note 19)		15,739,000	(22,824,000)
Carrying value of the debt, ending balance	$ 378,434,000	377,831,000	378,434,000
Less: current portion	(15,525,000)	(36,826,000)	(15,525,000)
Non-current portion	$ 362,909,000	$ 341,005,000	$ 362,909,000
Gold Notes
Disclosure of detailed information about borrowings [line items]
Number of gold notes, fair value, beginning balance | debt_instrument		66,006,346
Number of gold notes, repayment | debt_instrument	(1,920,226)	(7,388,882)
Number of gold notes, fair value, ending balance | debt_instrument	66,006,346	58,617,464	66,006,346
Number of gold notes, current portion | debt_instrument		(14,777,512)
Number of gold notes, non-current portion of non-current borrowings | debt_instrument		43,839,952
Carrying value of the debt, beginning balance		$ 67,145,000
Repayments	$ 1,847,000	7,388,000	$ 1,920,000
Change in fair value through profit and loss (Note 19)	(910,000)	8,950,000
Change in fair value through other comprehensive income due to changes in credit risk	1,310,000	(5,397,000)
Carrying value of the debt, ending balance	$ 67,145,000	63,310,000	$ 67,145,000
Less: current portion		(14,778,000)
Non-current portion		$ 48,532,000